CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation	$ (13,267)	¥ (85,945)	¥ (81,380)	¥ (64,858)
Included in cost of services
Share-based compensation	(2,125)	(13,770)	(12,997)	(10,391)
Included in operating expenses - Sales and marketing
Share-based compensation	(1,827)	(11,837)	(11,173)	(8,933)
Included in operating expenses - General and administrative
Share-based compensation	$ (9,315)	¥ (60,338)	¥ (57,210)	¥ (45,534)